Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 3,512	$ 3,631	$ 7,137	$ 6,998
UNITED STATES
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,159	1,161	2,242	2,282
Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	2,353	2,470	4,895	4,716
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,203	1,115	2,458	1,969
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,371	1,559	2,800	3,133
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	715	754	1,432	1,499
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 223	$ 203	$ 447	$ 397